Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MDT STOCK TRUST
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2015